U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.   Name and address of issuer:

         Lord Abbett Affiliated Fund, Inc.
         767 Fifth Avenue
         New York, New York 10153

2.   Name of each series or class of funds for which this notice is filed:

         Class A, B and C.


3.   Investment Company Act File Number:
     Securities Act File Number:

         811-5
         2-10638

4.   Last day of fiscal year for which this notice is filed:

         October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           None

9.   Number and aggregate sale price of securities sold during the fiscal year:

         46,291,307 shares                  $555,712,816


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:



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         46,291,307 shares                  $555,712,816


11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):


         43,970,004 shares                  $497,740,138

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                            $555,712,816


     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):

                                            +497,740,138

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                           -435,624,271


     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                              +0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):


                                              $617,828,683

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                                              x.0003030303

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                              $187,220.81

     Instruction:  ISSUERS SHOULD COMPLETE LINES (II),  (III), (IV) AND (V) ONLY
          IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a). _X_

         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository:

 December 30, 1996


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  /s/ Thomas F. Konop

Name:    Thomas F. Konop

Title: Vice President, Lord Abbett Affiliated Fund, Inc.

Date:  December 30, 1996
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                              DEBEVOISE & PLIMPTON
                                875 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                                 (212) 909-6000

                                                              December 30, 1996


Lord Abbett Affiliated Fund, Inc.
767 Fifth Avenue
New York, NY  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice"), dated today, relating to the Registration Statement on Form N-1A covering shares of capital stock, par value $0.001 per share, of Lord Abbett Affiliated Fund, Inc., a Maryland corporation (the "Fund"). The Fund has registered an indefinite number of shares of its capital stock under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of capital stock of the Fund (46,291,307) that were so registered during the fiscal year ended October 31, 1996.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.
                        We are of the following opinion:

                  The 46,291,307 shares of capital stock of the Fund, the registration of which the Rule 24f-2







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                  Notice  makes  definite in number,  have been duly  authorized and, to the extent they remain outstanding, are legally issued, fully paid and nonassessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not hereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                    Very truly yours,


                                                  DEBEVOISE & PLIMPTON